Equity-Based Compensation Plan (Assumptions) (Details) - Performance Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity-Based Compensation [Line Items]
Risk-free interest rate	0.95%	0.63%	0.35%
Look-back period	2 years 10 months 3 days	2 years 10 months 3 days	2 years 10 months 3 days
Expected volatility	30.12%	17.17%	16.75%
Grant date fair value of performance units granted	$ 1.03	$ 1.16	$ 0.77